SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2025
SEGMENTED INFORMATION

18. SEGMENTED INFORMATION

The Company reviews its segment reporting to ensure it reflects the operational structure of the Company and enables the Company's Chief Operating Decision Maker (the Company’s CEO) to review operating segment performance. We have determined that each producing mine represents an operating segment, of which there is one as of June 30, 2025.

The Company’s revenues for the six months ended June 30, 2025 of $40,641 (June 30, 2024 - $27,180) are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine, and is considered to be one single reportable operating segment.

On the consolidated statements of operations, the Company had revenue from the following product mixes:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Silver	$9,048	$6,748	$15,948	$11,784
Copper	7,275	5,926	14,335	11,832
Gold	6,741	3,502	13,117	6,535
Penalties, treatment costs and refining charges	(1,259)	(1,389)	(2,759)	(2,971)
Total revenue from mining operations	$21,805	$14,787	$40,641	$27,180

For the three and six months ended June 30, 2025 and 2024, the Company had the following customers that accounted for total revenues as follows:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Customer #1	$19,791	$12,691	$37,484	$21,287
Customer #2	2,014	437	3,157	450
Other customers	-	1,659	-	5,443
Total revenue from mining operations	$21,805	$14,787	$40,641	$27,180

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	June 30, 2025	December 31, 2024
Exploration and evaluation assets - Mexico	$16,129	$52,890
Exploration and evaluation assets - Canada	-	-
Total exploration and evaluation assets	$16,129	$52,890

	June 30, 2025	December 31, 2024
Plant, equipment, and mining properties - Mexico	$95,193	$53,400
Plant, equipment, and mining properties - Canada	373	401
Total plant, equipment, and mining properties	$95,566	$53,801